Combined and Consolidated Statements of Changes in Equity - Forekast limited [member] - USD ($)		Ordinary shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Merger reserve [member]	Total Equity [Member]
Balance at Dec. 31, 2022		$ 10,000	$ 575,042	$ (5,314)	$ 1,247,632	$ 1,827,360
Balance, shares at Dec. 31, 2022		10,000
IfrsStatementLineItems [Line Items]
Effect on merger					828,020	828,020
Dividends paid	[1]		(1,028,446)			(1,028,446)
Profit for the year from continuing operations			886,588			886,588
Other comprehensive income for the year				(76,234)		(76,234)
Balance at Dec. 31, 2023		$ 10,000	433,184	(81,548)	2,075,652	2,437,288
Balance, shares at Dec. 31, 2023		10,000
IfrsStatementLineItems [Line Items]
Profit for the year from continuing operations			539,214			539,214
Other comprehensive income for the year				77,188		77,188
Balance at Dec. 31, 2024		$ 10,000	$ 972,398	$ (4,360)	$ 2,075,652	$ 3,053,690
Balance, shares at Dec. 31, 2024		10,000

[1]	Dividends paid to former shareholders on May 23, 2023 prior to the reorganization described in Note 1.